Risk management policies (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Committed Facilities

At 31 December 2018, the Group has access to £8.4 billion of committed facilities with maturity dates spread over the years 2019 to 2046 as illustrated below:

	£m	2019 £m	2020 £m	2021 £m	2022 £m	2023+ £m
£ bonds £400m (2.875% ’46)	400.0					400.0
US bond $450m (5.625% ’43)	353.3					353.3
US bond $272m (5.125% ’42)	213.1					213.1
Eurobonds €600m (1.625% ’30)	539.1					539.1
Eurobonds €750m (2.25%,’26)	673.9					673.9
Eurobonds €500m (1.375% ’25)	449.2					449.2
US bond $750m (3.75%,’24)	588.4					588.4
Eurobonds €750m (3.0% ’23)	673.9					673.9
US bond $500m (3.625% ’22)	392.3				392.3
Eurobonds €250m (3m EURIBOR + 0.45% ’22)	224.6				224.6
US bond $812m (4.75% ’21)	637.4			637.4
Bank revolver ($2,500m ’21)	1,961.4			1,961.4
Bank revolver (A$150m ’19, A$370m ’21)	287.3	82.9		204.4
£ bonds £200m (6.375% ’20)	200.0		200.0
Eurobonds €250m (3m EURIBOR + 0.32% ’20)	224.6		224.6
Eurobonds €600m (0.75% ’19)	539.1	539.1
Total committed facilities available	8,357.6	622.0	424.6	2,803.2	616.9	3,890.9
Drawn down facilities at 31 December 2018	6,282.9	571.1	424.6	779.4	616.9	3,890.9
Undrawn committed credit facilities	2,074.7